Guarantees, commitments and risks - Guarantees (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Guarantees
Guarantees	€ 8,862	€ 9,497
Consolidated subsidiaries
Guarantees
Guarantees	4,323	5,082
Investments in unconsolidated entities controlled by Eni
Guarantees
Guarantees	197	196
Joint ventures and associates
Guarantees
Guarantees	4,075	4,056
Others
Guarantees
Guarantees	€ 267	€ 163